PREPAID EXPENSE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSE AND OTHER CURRENT ASSETS
PREPAID EXPENSE AND OTHER CURRENT ASSETS

5. PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following:

	December 31,
	2019	2020
Spare parts	$2,913	$7,077
Prepaid value added tax (“VAT”)	11,526	121
Prepaid costs for equity offering of Xinjiang Daqo*	—	1,511
Others	905	2,768
Total	$15,344	$11,477

* The Company is in the process of applying for the initial public offering (“IPO”) of its subsidiary, Xinjiang Daqo, on the Shanghai Stock Exchange’s Sci-Tech innovation board and recorded the related issuance cost to be capitalized.